Unit Activity	12 Months Ended
Dec. 31, 2011
Unit Activity [Abstract]
Unit Activity

Note 6: Unit Activity

All products referred to in Note 1 for outstanding units at December 31, 2011, 2010 and 2009 were as follows:

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
2011
Company		Contract Owner
			VAL	VLI	SPVA	SPVL
Contributions:	115,011	Contributions:	174,781	18,535	0	0
Redemptions:	(286,649)	Redemptions:	(200,375)	(23,547)	0	(7,501)

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
2010
Company		Contract Owner
			VAL	VLI	SPVA	SPVL
Contributions:	153,704	Contributions:	188,389	22,111	0	0
Redemptions:	(366,469)	Redemptions:	(247,537)	(32,339)	0	(251)

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
2009
Company		Contract Owner
			VAL	VLI	SPVA	SPVL
Contributions:	178,349	Contributions:	219,159	24,075	0	4,420
Redemptions:	(216,074)	Redemptions:	(260,440)	(48,026)	(9,051)	(7,788)